RESERVES, Movements in Share-based Payments Reserve (Details)			12 Months Ended
		Sep. 10, 2018 AUD ($)	Jun. 30, 2018 USD ($) shares		Jun. 30, 2017 USD ($) shares		Jun. 30, 2017 AUD ($) shares		Jun. 30, 2016 USD ($) shares	Sep. 10, 2018 USD ($) shares
Movements in share-based payments reserve [Abstract]
Grant of lender options (in shares)			7,650,000		21,854,000		21,854,000		500,000
Share-based payments reserve, opening balance | $			$ 2,810,000	[1]	$ 1,151,000	[1]			$ 888,000
Grant of underwriter options | $			248,000
Conversion of employee rights | $									(244,000)
Grant of lender options | $	[2]				1,254,000
Exercise of employee options | $					(269,000)
Share based payments expense | $			2,298,000		674,000				507,000
Share-based payments reserve, closing balance | $	[1]		$ 5,356,000		$ 2,810,000				$ 1,151,000
Number of options issued (in shares)			454,386,181		316,425,699
Macquarie Bank Limited [Member] | Project Loan Facility (PLF) [Member]
Movements in share-based payments reserve [Abstract]
Exercise price (in dollars per share) | $							$ 0.66
Expiration period					4 years		4 years
Term of project loan facility					5 years		5 years
Borrowing capacity | $			$ 21,700,000		$ 21,700,000
Number of options issued (in shares)					4,444,444
Macquarie Bank Limited [Member] | PLF Tranche 1 [Member] | Subsequent Event [Member]
Movements in share-based payments reserve [Abstract]
Exercise price (in dollars per share) | $		$ 0.34
Expiration period		4 years
Loan facility drawn down | $										$ 15,000,000
Number of options issued (in shares)										4,444,444
Options [Member]
Movements in share-based payments reserve [Abstract]
Options, Opening balance (in shares)			7,694,000	[1]	4,400,000	[1]	4,400,000	[1]	3,900,000
Grant of underwriter options (in shares)			6,000,000
Grant of employee options (in shares)					1,000,000		1,000,000		500,000
Grant of lender options (in shares)	[2]				4,444,000		4,444,000
Exercise of employee options (in shares)			(500,000)		(2,150,000)		(2,150,000)
Forfeiture/lapse employee options (in shares)			(1,250,000)
Options, Closing balance (in shares)	[1]		11,944,000		7,694,000		7,694,000		4,400,000
Rights [Member]
Movements in share-based payments reserve [Abstract]
Rights, Opening balance (in shares)			16,410,000	[1]	5,924,000	[1]	5,924,000	[1]	8,346,000
Grant of employee rights (in shares)			1,650,000		16,410,000		16,410,000
Forfeiture/lapse employee rights (in shares)			(4,430,000)						(1,340,000)
Conversion of employee rights (in shares)									(1,082,000)
Forfeiture employee rights (in shares)					(5,924,000)		(5,924,000)
Rights, Closing balance (in shares)	[1]		13,630,000		16,410,000		16,410,000		5,924,000
Placement Options [Member]
Movements in share-based payments reserve [Abstract]
Number of options issued (in shares)			7,494,000		7,494,000
Placement Options [Member] | Exercisable at $0.50 Expiring on or before July 31, 2018 [Member]
Movements in share-based payments reserve [Abstract]
Exercise price (in dollars per share) | $			$ 0.50
Options exercisable (in shares)			7,494,000
Placement Options [Member] | Exercisable at $0.45 Expiring on or before June 30, 2018 [Member]
Movements in share-based payments reserve [Abstract]
Exercise price (in dollars per share) | $					$ 0.45
Options exercisable (in shares)					1,500,000

[1]	At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.
[2]	During the 2017 financial year, the Company issued 4,444,444 lender options (with an exercise price of A$0.66 and expiring 4 years from their date of issue) to Macquarie Bank Limited in consideration for an offer to provide a five-year US$21.7 million Project Loan Facility ("PLF") to develop the Poplar Grove Mine. Subsequent to the end of the 2018 financial year, the Company issued a further 4,444,444 options to Macquarie (with an exercise price of A$0.34 and expiring 4 years from their date of issue) following drawdown of the first US$15 million tranche of the PLF.